Trade and Other Payables (Details) - Schedule of trade and other payables - AUD ($)		Dec. 31, 2022	Dec. 31, 2021
Schedule of trade and other payables [Abstract]
Trade payables		$ 140,847	$ 142,325
Accruals		83,693	1,014,368
Amount due to directors	[1]	404,472	266,589
Consultancy fees		3,011	355,321
Other payables		388,576	646,114
Total		$ 1,020,599	$ 2,424,717

[1]	The amount due to directors are non-trade in nature, unsecured, non-interest bearing and repayable on demand.